PARENT COMPANY (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expense
Income tax benefit	$ (18,795)	$ (5,069)	$ 17	$ 1,423	$ 126	$ 500	$ 0	$ 0	$ 0	$ (18,795)	$ 1,566	$ (3,503)	$ 500	$ 3,183
Net Income (Loss)	21,287	5,687	1,388	253	1,217	431	632	(783)	(4,042)	23,897	2,858	8,545	(3,762)	(11,899)
Parent Company [Member]
Income
Dividends from subsidiary bank												0	0	0
Other operating income												0	0	0
Total income												0	0	0
Expense
Interest on borrowed funds												12	11	2
Other expense												272	399	298
Total expense												284	410	300
Loss before tax and equity in undistributed net loss of subsidiary bank												(284)	(410)	(300)
Income tax benefit												0	0	0
Loss before equity in undistributed net loss of subsidiary bank												(284)	(410)	(300)
Equity in undistributed net income (loss) of subsidiary bank												8,829	(3,352)	(11,599)
Net Income (Loss)												$ 8,545	$ (3,762)	$ (11,899)